                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ] ; Amendment Number:  ______

      This Amendment (Check only one.):     [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sound Shore Management, Inc.
Address: 8 Sound Shore Drive, Suite 180
         Greenwich, CT 06830

Form 13F File Number:  028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shanna S. Sullivan
Title: Vice President
Phone: (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Shanna S. Sullivan        Greenwich, CT            January 9, 2007
------------------------  ------------------------  ------------------------
      (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

           Form 13F File Number Name
           028-01190            Frank Russell Company
           028-05788            IXIS Asset Management Advisors, L.P.

                             Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:           2
                                        ----------
Form 13F Information Table Entry Total:     56
                                        ----------
Form 13F Information Table Value Total: $7,173,538
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No. Form 13F File number Name
--- -------------------- ------------------------------------
 1       028-01190       Frank Russell Company
 2       028-05788       IXIS Asset Management Advisors, L.P.

     Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive,
                        Suite 180, Greenwich, CT 06830

                                                                                                                       12/31/2006
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Item 6          Item 7           Item 8
                               Item 2                                  Investment Discretion   Mgrs.       Voting Authority
                               Title   Item 3     Item 4              ------------------------ ------ ---------------------------
         Item 1                  of    Cusip    Mkt. Value   Item 5      Sole    Shared  Other           Sole    Shared   None
     Name of Issuer            Class   Number    x $1000     Shares      (A)      (B)     (C)            (A)      (B)     (C)
-------------------------      ------ --------- ---------- ---------- ---------- ------- -----        ---------- ------ ---------
AES Corporation                COMMON 00130H105   170,116   7,718,500  7,557,124 161,376               6,050,324   0    1,668,176
Aetna Life & Casualty Co.      COMMON 00817Y108   149,849   3,470,324  3,394,729  75,595               2,717,329   0      752,995
Altria Group, Inc.             COMMON 02209S103       953      11,100     11,100       0                   7,800   0        3,300
Ambac Financial Group,
  Inc                          COMMON 023139108       490       5,500      5,500       0                   2,500   0        3,000
Aon Corporation                COMMON 037389103   219,595   6,213,781  6,078,940 134,841               4,864,240   0    1,349,541
Apache Corporation             COMMON 037411105   147,482   2,217,440  2,169,298  48,142               1,735,298   0      482,142
Apollo Group, Inc.             COMMON 037604105       429      11,000     11,000       0                   5,000   0        6,000
Bank of America
  Corporation                  COMMON 060505104   212,319   3,976,760  3,889,356  87,404               3,116,456   0      860,304
Baxter International Inc       COMMON 071813109   185,016   3,988,267  3,900,858  87,409               3,116,658   0      871,609
Berkshire Hathaway, Inc.       COMMON 084670108   220,200       2,002      2,002       0                   1,535   0          467
Berkshire Hathaway, Inc.
  Cl B                         COMMON 084670207    42,221      11,517     10,115   1,402                  10,115   0        1,402
Boston Scientific
  Corporation                  COMMON 101137107   156,915   9,133,561  8,935,108 198,453               7,111,008   0    2,022,553
CIGNA Corporation              COMMON 125509109   179,779   1,366,414  1,338,910  27,504               1,071,810   0      294,604
CSX Corporation                COMMON 126408103    91,187   2,648,477  2,591,816  56,661               2,071,616   0      576,861
Chubb Corporation              COMMON 171232101   202,974   3,836,216  3,752,275  83,941               2,998,675   0      837,541
CitiGroup, Inc.                COMMON 172967101     1,340      24,053     24,053       0                   2,712   0       21,341
Citizen's Communications       COMMON 17453B101       632      44,000     44,000       0                  22,000   0       22,000
ConocoPhillips, Inc.           COMMON 20825C104   206,190   2,865,745  2,804,860  60,885               2,243,260   0      622,485
DIRECTV Group Inc              COMMON 25459L106       627      25,152     25,152       0                  14,152   0       11,000
El Paso Corporation            COMMON 28336L109   169,434  11,088,645 10,849,386 239,259               8,672,086   0    2,416,559
Fannie Mae                     COMMON 313586109       635      10,700     10,700       0                   2,700   0        8,000
General Electric Company       COMMON 369604103   184,973   4,971,065  4,862,688 108,377               3,889,788   0    1,081,277
Genworth Financial, Inc.       COMMON 37247D106   194,253   5,678,250  5,554,669 123,581               4,434,969   0    1,243,281
Hewlett-Packard Company        COMMON 428236103   151,280   3,672,726  3,596,928  75,798               2,876,528   0      796,198
Honda Motor Co. Ltd            COMMON 438128308   222,050   5,615,842  5,492,542 123,300               4,378,242   0    1,237,600
Interpublic Group of Cos.      COMMON 460690100   226,438  18,499,813 18,115,651 384,162              14,491,851   0    4,007,962
Jabil Circuit, Inc             COMMON 466313103       442      18,000     18,000       0                   8,000   0       10,000
Kinetic Concepts, Inc.         COMMON 49460W208   132,209   3,342,836  3,272,685  70,151               2,616,785   0      726,051
Liberty Media Hldg Corp
  Capital                      COMMON 53071M302   240,526   2,454,852  2,401,878  52,974               1,922,453   0      532,399
Lowe's Companies, Inc.         COMMON 548661107       343      11,000     11,000       0                   5,000   0        6,000
Lyondell Chemical Company      COMMON 552078107   184,111   7,200,260  7,044,939 155,321               5,628,539   0    1,571,721
Marsh & McLennan
  Companies                    COMMON 571748102   112,002   3,653,024  3,573,249  79,775               2,856,549   0      796,475
Merck & Co. Inc.               COMMON 589331107       410       9,400      9,400       0                       0   0        9,400
Morgan Stanley                 COMMON 617446448   126,892   1,558,300  1,526,927  31,373               1,221,227   0      337,073
The Mosiac Company             COMMON 61945A107    92,649   4,337,484  4,244,827  92,657               3,392,927   0      944,557
Motorola Inc.                  COMMON 620076109   147,711   7,184,385  7,028,475 155,910               5,616,275   0    1,568,110
Pfizer Inc.                    COMMON 717081103   229,202   8,849,514  8,661,202 188,312               6,910,602   0    1,938,912
Presidential Life
  Corporation                  COMMON 740884101       220      10,000     10,000       0                   5,000   0        5,000
Royal Dutch Shell PLC ADR      COMMON 780259206   112,209   1,585,100  1,551,155  33,945               1,238,855   0      346,245
Southwest Airlines
  Company                      COMMON 844741108   211,550  13,808,728 13,503,796 304,932              10,779,796   0    3,028,932
Sprint Nextel Corporation      COMMON 852061100   134,641   7,127,650  6,964,918 162,732               5,500,718   0    1,626,932
Symantec Corporation           COMMON 871503108   212,961  10,213,947  9,988,789 225,158               8,000,289   0    2,213,658
TJX Companies, Inc.            COMMON 872540109       941      33,000     33,000       0                  15,000   0       18,000
Texas Instruments Inc.         COMMON 882508104   125,048   4,341,945  4,247,292  94,653               3,393,692   0      948,253
Textron Incorporated           COMMON 883203101       375       4,000      4,000       0                   2,000   0        2,000
Time Warner, Inc.              COMMON 887317105   297,693  13,668,185 13,385,211 282,974              10,710,211   0    2,957,974
Tyco International Ltd.        COMMON 902124106       365      12,000     12,000       0                   5,000   0        7,000
U.S. Bancorp                   COMMON 902973304   220,715   6,098,773  5,961,505 137,268               4,796,905   0    1,301,868
Unilever NV ADR                COMMON 904784709   237,182   8,703,915  8,519,338 184,577               6,712,738   0    1,991,177
UnumProvident Corporation      COMMON 91529Y106   164,668   7,924,353  7,761,457 162,896               6,134,057   0    1,790,296
Wal Mart Stores Inc.           COMMON 931142103   112,245   2,430,588  2,378,173  52,415               1,900,973   0      529,615
Walt Disney Holding
  Company                      COMMON 254687106   228,291   6,661,549  6,515,759 145,790               5,173,159   0    1,488,390
Washington Post Company        COMMON 939640108    90,762     121,730    118,970   2,760                  95,230   0       26,500
Waste Management, Inc.         COMMON 94106L109   151,174   4,111,354  4,022,164  89,190               3,216,164   0      895,190
Watson Pharmaceuticals,
  Inc.                         COMMON 942683103    65,968   2,534,305  2,487,357  46,948               1,982,457   0      551,848
Flextronics International      COMMON Y2573F102   202,657  17,653,057 17,263,093 389,964              13,724,093   0    3,928,964

   TOTALS:                       56             7,173,538